Other Income and Other Deductions (Tables)	12 Months Ended
Mar. 31, 2011
Other Income and Other Deductions
Other Income and Other Deductions

	Yen (millions)
	2011	2010	2009
Net gain (loss) on securities	61,046	(1,220)	(44,077)
Net loss on sale and disposal of rental assets and other property	(3,161)	(20,202)	(21,292)
Exchange gain (loss)	(9,508)	186	(37,259)